Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments, current	$ 225,814
Future minimum operating lease payments, in two years	227,238
Future minimum operating lease payments, in three years	222,469
Future minimum operating lease payments, in four years	212,861
Future minimum operating lease payments, in five years	193,672
Future minimum operating lease payments, thereafter	807,121
Future minimum operating lease payments, total	1,889,175
Future minimum capital leases payments, current	25,304
Future minimum capital leases payments, in two years	25,117
Future minimum capital leases payments, in three years	25,299
Future minimum capital leases payments, in four years	25,158
Future minimum capital leases payments, in five years	23,436
Future minimum capital leases payments, thereafter	110,934
Future minimum capital leases payments, total	235,248
Amounts representing interest payments	85,077
Present value of future minimum payments	150,171
Current portion of capital lease obligations	11,064	9,639
Capital lease obligations, less current portion	$ 139,107	$ 131,533